Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC	12 Months Ended
Dec. 31, 2022
Investment and US Partnership [Abstract]
Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC [Text Block]

8. Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC

On January 22, 2021, RepliCel signed three strategic agreements with MainPointe consisting of a Share Purchase Agreement, a Distribution Agreement, and a Royalty Agreement. The strategic investment of $2,700,000 under the Share Purchase Agreement from MainPointe will be spread over an 8-month period. Under the limited term distribution partnership for RepliCel's dermal injector and consumables (the "RepliCel Injector Product Line") in the United States, MainPointe has agreed to pay all costs related to securing FDA approvals to launch the RepliCel Injector Product Line in the U.S. market. The Royalty Participation Agreement provides MainPointe the right to be paid a portion of RepliCel's future royalty revenue stream earned from the sale of RCS-01, RCT-01, and RCH-01 products and any derivatives. A shareholder director of RepliCel is the Chief Technology Officer of MainPointe.

Primary Deal Terms

In consideration for an investment of $2,700,000 and the payment of all costs related to obtaining FDA approval for the Company's dermal injector and consumables, RepliCel has agreed to issue MainPointe up to an aggregate of four (4) million common shares, a right to participate in RepliCel's royalty revenue stream up to a maximum payout of 16 million US dollars, and certain distribution rights of RepliCel Injector Product Line in the United States. The investment will be made as to:

  $500,000 within five (5) days of receipt of conditional approval from the TSX Venture Exchange ($492,092 on February 8, 2021),
  $1,200,000 by February 15, 2021 (received $490,000 on March 23, 2021 and $717,871 on April 23, 2021),
  $700,000 by April 21, 2021 (received $500,528 on August 30, 2021, $199,472 received on November 29, 2021), and
  $300,000 by August 21, 2021 ($298,921 received on November 29, 2021).

The common shares will be priced at the greater of $0.675 or the Discounted Market Price as such term is defined in the Policies of the TSX Venture Exchange.

During the year ended December 31, 2021, the Company received the aggregate consideration of $2,700,000 in five tranches which were accounted for and allocated as follows on initial recognition:

Tranche receipt date	Tranche amount $	Share capital or share subscription $	Royalty payable $	Loss on remeasurement of derivative liability $	Derivative liability $
February 8, 2021	492,092	364,512	346,287	(218,707)	-
March 23, 2021	490,000	272,222	344,815	(127,037)	445,384
April 23, 2021	717,871	378,667	507,376	(168,172)	(163,892)
August 30, 2021	500,528	240,995	352,224	(92,691)	(225,991)
November 30, 2021	498,393	203,049	350,845	(55,501)	(55,501)
Total*	2,698,884	1,459,445	1,901,547	(662,108)	-

* The difference of $1,116 between the contractual gross proceeds and actual gross proceeds received is attributable to wire fees and foreign exchange translation differences.

The Company issued 3,986,684 common shares to fulfill its obligations pursuant to the Share Purchase Agreement:

Issue Date	Number of common shares

February 8, 2021	729,024
April 23, 2021	1,777,778
December 17, 2021	1,479,882
3,986,684

Mainpointe is entitled to a royalty up to an aggregate maximum amount of USD $16 million under the agreement equal to:

a) 5% of the amounts earned by and paid to the Company from the sale of any of its "NBDS Products" defined as its RCS-01 (NBDS Fibroblast Therapy - Treatment for Aging Skin), RCT-01 (NBDS Fibroblast Therapy - Treatment for Chronic Tendinosis) and any other product which is comprised of the non-bulbar dermal sheath cells patented by the Company, and

b) 20% of the amounts earned by and paid to the Company from the sale of any of its "DSC Products" defined as its RCH-01 (DSC Therapy for Treatment Androgenic Alopecia) and any other product which is comprised of the dermal sheath cup cells patented by the Company.

In consideration for paying all expenses required to obtain regulatory approval for the RepliCel Injector Product Line, the exclusive distribution rights shall commence upon receipt of regulatory approval to launch the RepliCel Injector Product Line in the U.S. market for a period expiring on the earlier of:

a) four (4) years, or

b) when MainPointe has earned USD $2,000,000 in gross income from the sale of the products in the RepliCel Injector Product Line.

The Company will have the right, in its discretion, to buy out this exclusivity right for an amount equal to the net-present value of profit to be earned on USD $2,000,000 in gross income, plus a further amount in gross income that is equal to the regulatory approval costs

The arrangement with MainPointe was accounted for as a hybrid instrument with two components: royalty payable, which is a financial liability accounted for initially at fair value and subsequently at amortized cost, and an obligation to issue common shares to MainPointe at an agreed price at a future date, which is a derivative liability accounted for at FVTPL.

The obligation to pay royalties of USD $16 million is classified as a financial liability and measured initially at its fair value and subsequently at amortized cost. Management estimated the present value of future cash flows over the expected term using an estimated effective interest rate. The timing and amount of future cash flows are significant judgments that influence measurement of this financial liability over its term until settled. The effective interest rate will be reassessed at each reporting period end date based on management's estimates of changes to the future cash flows and their timing. The Company incurred no transaction costs to enter into these agreements.

Accretion expense recorded in the year ended December 31, 2022 of $2,031,758 (2021: $732,069) was based management's estimate that they would pay USD $16 million royalty obligation in 2.34 years ("the Payback Period"), commencing from January 1, 2024. On December 31, 2022, the Company changed the estimated commencement date from January 1, 2024 to January 1, 2026 based on new information available. As a result of the change, the Company recognized a gain of $3,310,875 in its statement of comprehensive loss. The change in commencement date did not impact the current estimated Payback Period, which remains at 2.34 years. Any changes in this estimated Payback Period would result in variability to the Company's reported royalty obligation and annual accretion expense. Should the Payback Period extend beyond the current estimated 2.34 years, the royalty obligation at December 31, 2022, the accretion in the year ended December 31, 2022 and the effective interest rate estimate would change as presented below:

Payback Period (years)	Royalty payable estimate at December 31, 2022 ($)	Accretion expense for December 31, 2022 ($)	Effective interest rate
2.34 (current estimate)	1,623,088	2,031,758	57%
5.00	3,227,547	784,813	29%
7.50	2,969,087	606,255	24%
10.00	2,810,512	498,534	21%

The fair value of the derivative liability related to the Company's obligation to issue its common shares at a future date at an agreed price was estimated as the difference between the market price of the Company's common shares on the measurement date and their market price on the inception date of the Mainpointe agreement (January 22, 2021) multiplied by the number of common shares issuable per the contractual terms. The derivative liability was re-measured until the settlement date, (when agreed proceeds for the Company's common shares have been received) with a gain or loss on re-measurement recognized on the statement of profit or loss. The Company settled the obligation to issue its common shares during 2021 and recognized a loss on the re-measurement of the derivative liability of $662,108 during the settlement period.

The royalty payable is recognized when proceeds from the arrangement are received from MainPointe and is measured as a residual after subtracting the fair value of derivative liability related to the Company's obligation to issue its common shares at a future date at an agreed price from the proceeds. The royalty payable amounts recorded upon receipt of proceeds from the MainPointe arrangement during 2021 totalled $1,901,547. The continuity of the royalty payable is presented below:

Balance as at December 31, 2020	-
Receipts of proceeds - Mainpointe	1,901,547
2021 accretion	732,069
2021 foreign exchange	15,565
Balance as at December 31, 2021	2,649,181
2022 accretion	2,031,758
2022 change in estimate	(3,310,875)
2022 foreign exchange	253,024
Balance as at December 31, 2022	1,623,088